BANK AND OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2018
Debt Instrument [Line Items]
Schedule of Bank and Other Borrowings

	As at December 31,
	2017	2018	2018
	RMB	RMB	US$
Total bank and other borrowings	993,945	938,114	136,442
Comprised of:
Short-term	512,222	396,520	57,671
Long-term, current portion	197,139	44,068	6,409
	709,361	440,588	64,080
Long-term, non-current portion	284,584	497,526	72,362
	993,945	938,114	136,442

Long-term Bank and Other Borrowings [Member]
Debt Instrument [Line Items]
Schedule of Maturities of Long-Term and Other Debt

	RMB	US$
Within one year	44,068	6,409
Between one and two years	11,098	1,614
Between two and three years	38,926	5,662
Between three and four years	102,057	14,844
Above four years	345,445	50,242
	541,594	78,771